Financial Instruments - Schedule of Level 3 Financial Assets Fair Values (Details) - Level 3 - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financial assets associated with contingent consideration arrangements
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	¥ 23,806	¥ 26,852
Changes recognized as finance income (expenses)	(702)	1,905
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	(12,415)	(3,412)
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	1,604	2,182
Settled and received during the period	0	(3,722)
Purchases	0	0
Sales	0	0
Transfers to Level 1	0	0
Acquisition from conversion of convertible notes	0	0
Transfers from investments accounted for using the equity method	0	0
Transfers to investments accounted for using the equity method	0	0
As of the end of the year	12,293	23,806
Equity instruments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	83,236	64,263
Changes recognized as finance income (expenses)	0	0
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	0	0
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	4,900	8,244
Settled and received during the period	0	0
Purchases	1,760	8,527
Sales	(217)	(22)
Transfers to Level 1	(5,008)	(1,711)
Acquisition from conversion of convertible notes	4,254	1,368
Transfers from investments accounted for using the equity method	0	3,404
Transfers to investments accounted for using the equity method	0	(837)
As of the end of the year	¥ 88,925	¥ 83,236